Investments in Investees (Details 13) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Current Assets	₪ 2,652	₪ 23,590	$ 764
Non-current assets	46,311	63,297	13,359
Current liabilities	3,269	13,179	943
Non-current liabilities	27,577	39,940	7,954
Allocated to:
Equity holders of the Company	9,936	8,158	2,866
Non-controlling interests	8,181	25,610	$ 2,360	₪ 23,483
CTY [Member]
Disclosure of joint ventures [line items]
Current Assets	287	558
Non-current assets	19,139	19,260
Current liabilities	(846)	(1,559)
Non-current liabilities	(9,409)	(8,909)
Net assets	9,171	9,350
Allocated to:
Equity holders of the Company	4,078	4,094
Non-controlling interests	5,093	5,256
Total Allocated	₪ 9,171	₪ 9,350